Hedge accounting (Detail 6) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges | Interest rate risk
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	$ 0
Derivative financial liabilities	7	$ 12
Fair value hedges | Interest rate risk | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	23,367	37,146
Derivative financial assets	0	1
Derivative financial liabilities	0	(12)
Cash flow hedges | Interest rate risk
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	12	18
Derivative financial liabilities	1,000
Cash flow hedges | Interest rate risk | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	10,803	11,179
Derivative financial assets	0	0
Derivative financial liabilities	0	0
UBS AG | Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	23,367	37,146
Derivative financial assets	0	1
Derivative financial liabilities	0	(12)
UBS AG | Fair value hedges | Interest rate risk
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	0
Derivative financial liabilities	7	12
UBS AG | Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	10,803	11,179
Derivative financial assets	0	0
Derivative financial liabilities	0	0
UBS AG | Cash flow hedges | Interest rate risk
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	12	$ 18
Derivative financial liabilities	$ 1